Stock Option Transactions (Details) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	(0)	50,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ (0)	$ 1.61
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period	0	(444,922)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ (0)	$ 1.85
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	7,218,393	4,629,565
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.08	$ 2.36
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	7,218,393	4,234,643
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.08	$ 2.41
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	7,218,393	4,189,641
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.08	$ 2.42